DELAWARE GROUP® ADVISER FUNDS
Delaware Diversified Income Fund
Delaware Global Real Estate Opportunities Fund
Delaware U.S. Growth Fund

DELAWARE GROUP CASH RESERVE
Delaware Investments Ultrashort Fund

DELAWARE GROUP EQUITY FUNDS I
Delaware Mid Cap Value Fund

DELAWARE GROUP EQUITY FUNDS II
Delaware Value® Fund

DELAWARE GROUP EQUITY FUNDS IV
Delaware Healthcare Fund
Delaware Small Cap Growth Fund
Delaware Smid Cap Growth Fund
Delaware Covered Call Strategy Fund
Delaware Equity Income Fund
Delaware Global Equity Fund
Delaware Growth and Income Fund
Delaware Hedged U.S. Equity Opportunities Fund
Delaware International Fund
Delaware Opportunity Fund
Delaware Premium Income Fund
Delaware Growth Equity Fund
Delaware Special Situations Fund
Delaware Total Return Fund
Delaware Floating Rate II Fund
Delaware Fund for Income
Delaware Government Cash Management Fund
Delaware International Opportunities Bond Fund
Delaware Investment Grade Fund
Delaware Limited Duration Bond Fund
Delaware Strategic Income II Fund

DELAWARE GROUP EQUITY FUNDS V
Delaware Small Cap Core Fund
Delaware Small Cap Value Fund
Delaware Wealth Builder Fund

DELAWARE GROUP FOUNDATION FUNDS
Delaware Strategic Allocation Fund

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Emerging Markets Fund
Delaware Global Value Fund
Delaware International Small Cap Fund
Delaware International Value Equity Fund

DELAWARE GROUP GOVERNMENT FUND
Delaware Strategic Income Fund
Delaware Emerging Markets Debt Corporate Fund

DELAWARE GROUP INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
Delaware Floating Rate Fund
Delaware High-Yield Opportunities Fund

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Delaware Limited-Term Diversified Income Fund
Delaware Tax-Exempt Income Fund
Delaware Tax-Exempt Opportunities Fund
Delaware Tax-Free California II Fund
Delaware Tax-Free New York II Fund
Delaware Tax-Free New Jersey Fund
Delaware Tax-Free Oregon Fund

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

DELAWARE GROUP TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

DELAWARE POOLED® TRUST
Delaware Global Listed Real Assets Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund
Delaware Minnesota High-Yield Municipal Bond Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR MUTUAL FUNDS III
Delaware Select Growth Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

 (each, a “Fund” and together, the “Funds”)

Supplement to each Fund’s Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)

1.
Effective immediately, for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal

Bond Fund only, the following replaces the two sentences at the end of the section of the Prospectus entitled “Who manages the Funds — Investment manager”:
A discussion of the basis for the Boards’ approval of the Funds’ investment advisory contract is available in the Funds’ annual reports to shareholders for the fiscal year ended Aug. 31, 2019.
2.
Effective immediately, for Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, , Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund only, the following replaces the information in the section of the Prospectus entitled “About your account — Dealer compensation”:

The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial intermediary is associated. Institutional Class and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.
Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund and Delaware Strategic Income II Fund

Commission (%)	Class A1
Investment Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1 million	1.60%
$1 million but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
Delaware Floating Rate II Fund and Delaware Limited Duration Bond Fund

Commission (%)	Class A1
Investment Less than $100,000	2.35%
$100,000 - $249,999	1.75%
$250,000 - $5 million	0.75%
$5 million up to $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%	[2]
Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund and Delaware Total Return Fund

Commission (%)	Class A1
Investment less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1 million	1.60%
$1 million but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested.
2 The Distributor has contracted to limit this amount to 0.15% from Oct. 4, 2019 to Oct. 31, 2021 for Delaware Limited Duration Bond Fund.

3.
Effective immediately, for Delaware Investments Ultrashort Fund only, the following replaces the first paragraph in the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

For purchases of $500,000 or more, a Limited CDSC may be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) of 0.75% if shares are redeemed during the first year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

4.
Effective immediately, for Delaware Limited-Term Diversified Income Fund only, the following replaces the first paragraph in the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) of 0.75% if shares are redeemed during the first year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

5.
Effective July 1, 2020, for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund only, the following replaces the information in the section of the Prospectus entitled “About your account — Choosing a share class — Class A — Class A sales charges”:

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Minnesota Intermediate Fund
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares prior to Dec. 2, 2019, or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares on or after Dec. 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem shares of these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free Minnesota Fund, and Delaware Minnesota High-Yield Municipal Bond Fund

Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free Minnesota Fund, or Delaware Minnesota High-Yield Municipal Bond Fund prior to Dec. 2, 2019 or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of the Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free Minnesota Fund, and Delaware Minnesota High-Yield Municipal Bond Fund on or after Dec. 2, 2019 or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

6.
Effective July 1, 2020, for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund only, the following replaces the information in the section of the Prospectus entitled “About your account — Choosing a share class — Class C”:

Class C
• Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

• In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class C” below.

• Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

• For approximately ten years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

• Class C shares are eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately ten years after you buy Class C shares. Conversion may occur as late as one month after the tenth anniversary of purchase, during which time Class C's higher 12b-1 fee applies. Please refer to the Fund’s SAI for more details on this automatic conversion feature.

• You may purchase only up to $250,000 of Class C shares at any one time. Orders that equal or exceed $250,000 will be rejected.

• Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

7.
Effective July 1, 2020, for Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund only, the following replaces the information in the section of the Prospectus entitled “About your account — Choosing a share class — Class A — Class A sales charges”:

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.
Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to Dec. 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of the Delaware National High-Yield Municipal Bond Fund on or after Dec. 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.
Delaware Tax-Free USA Intermediate Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares prior to Dec. 2, 2019, or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares on or after Dec. 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

8.
Effective July 1, 2020, for Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund only, the following replaces the information in the section of the Prospectus entitled “About your account — Choosing a share class — Class C”:

• Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

• In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class C” below.

• Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

• For approximately ten years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

• Class C shares are eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately ten years after you buy Class C shares. Conversion may occur as late as one month after the tenth anniversary of purchase, during which time Class C's higher 12b-1 fee applies. Please refer to the Fund’s SAI for more details on this automatic conversion feature.

• You may purchase only up to $250,000 of Class C shares at any one time. Orders that equal or exceed $250,000will be rejected.

• Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

9.
Effective July 1, 2020, for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund only, the following replaces the information in the section of the Prospectus entitled “About your account — Choosing a share class — Class A — Class A sales charges”:

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.
Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free Oregon Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of the Funds purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.
Delaware Tax-Exempt Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if the Distributor or a predecessor distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares prior to July 1, 2020, or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares on or after July 1, 2020, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

10.
Effective July 1, 2020, for all Funds other than Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free Minnesota Fund, and Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Intermediate Fund, Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free Oregon Fund, Delaware Investments Ultrashort Fund, Delaware Floating Rate II Fund, Delaware Government Cash Management Fund, Delaware Limited Duration Bond Fund, and Delaware Limited-Term Diversified Income Fund, the following replaces the phrase “you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year, unless a specific waiver of the Limited CDSC applies” in the footnote to the table or tables in the section of the Prospectus entitled “About your account — Choosing a share class — Class A — Class A sales charges”:

for shares purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies

11.
Effective July 1, 2020, for all Funds other than Delaware Investments Ultrashort Fund and Delaware Government Cash Management Fund, the following is added to the first footnote to the table or tables in the section of the Prospectus entitled “About your account — Dealer compensation”:

On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

12.
Effective July 1, 2020, for Delaware Investments Ultrashort Fund only, the following is added to the first footnote to the table in the section of the Prospectus entitled “About your account — Dealer compensation”:

However, if in the future the Distributor’s waiver of the Fund’s 12b-1 fee no longer applies, on sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission will include an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

13.
Effective July 1, 2020, for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund only, the following replaces the second paragraph in the section of the SAI entitled “Purchasing Shares — General Information”:

You may purchase only up to $250,000 of Class C shares of each Fund at one time. Orders that exceed $250,000 or more will be rejected. An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class C shares and generally are not subject to a CDSC.

14.
Effective July 1, 2020, for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund only, the following replaces the first sentence in the section of the SAI entitled “Purchasing Shares — Dealer’s Commission”:

For initial purchases of Class A shares of $250,000 or more, a dealer’s commission may be paid by the Distributor to financial intermediaries through whom such purchases are effected.

15.
Effective July 1, 2020, for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund only, the following replaces the first paragraph in the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

For purchases of $250,000 or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged), if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.” The Limited CDSC for the Funds, other than Delaware Tax-Free Minnesota Intermediate Fund, for shares purchased prior to July 1, 2020, will be 1.00% if such shares are redeemed during the first year after purchase and 0.50% if such shares are redeemed during the second year after purchase, and for shares purchased on or after July 1, 2020, will be 1.00% if such shares are redeemed during the first 18 months after the purchase.  The Limited CDSC will be 0.75% if you redeem shares of Delaware Tax-Free Minnesota Intermediate Fund within the first year after your purchase.

16.
Effective July 1, 2020, for Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund only, the following replaces the second paragraph in the section of the SAI entitled “Purchasing Shares — General Information”:

You may purchase only up to $250,000 of Class C shares of each Fund at one time. Orders that exceed $250,000 will be rejected. An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class C shares and generally are not subject to a CDSC.

17.
Effective July 1, 2020, for Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund only, the following replaces the first sentence in the section of the SAI entitled “Purchasing Shares — Dealer’s Commission”:

For initial purchases of Class A shares of $250,000, a dealer’s commission may be paid by the Distributor to financial intermediaries through whom such purchases are effected.

18.
Effective July 1, 2020, for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund only, the following replaces the first paragraph in the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

For purchases of $250,000 or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged), if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.” The Limited CDSC for the Funds, other than Delaware Tax-Free USA Intermediate Fund, for shares purchased prior to July 1, 2020, will be 1.00% if such shares are redeemed during the first year after purchase and 0.50% if such shares are redeemed during the second year after purchase, and for shares purchased on or after July 1, 2020, will be 1.00% if such shares are redeemed during the first 18 months after the purchase.  The Limited CDSC will be 0.75% if you redeem shares of Delaware Tax-Free USA Intermediate Fund within the first year after your purchase.

19.
Effective July 1, 2020, for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund only, the following replaces the first sentence in the section of the SAI entitled “Purchasing Shares — Class A Shares — Dealer’s Commission”:

For initial purchases of Class A shares of $250,000 or more, a dealer’s commission may be paid by the Distributor to financial intermediaries through whom such purchases are effected.

20.
Effective July 1, 2020, for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund only, the following replaces the first paragraph in the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

For purchases of $250,000 or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged), if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”  The Limited CDSC for the Funds, other than Delaware Tax-Exempt Income Fund, for shares purchased prior to July 1, 2020, will be 1.00% if such shares are redeemed during the first year after purchase and 0.50% if such shares are redeemed during the second year after purchase, and for shares purchased on or after July 1, 2020, will be 1.00% if such shares are redeemed during the first 18 months after the purchase.  The Limited CDSC will be 0.75% if you redeem shares of Delaware Tax-Exempt Income Fund within the first year after your purchase.

21.	Effective July 1, 2020, for all funds, the following replaces the second paragraph in the section of the SAI entitled, “Purchasing Shares — Exchanging Class A shares for Institutional Class shares”:

Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until the applicable CDSC period has expired.  The applicable CDSC period is generally two years after the purchase of such Class A shares purchased prior to July 1, 2020 and is generally 18 months after the purchase of such Class A shares purchased on or after July 1, 2020.

22.
Effective July 1, 2020, for Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund only, the following replaces the first paragraph in the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) for shares purchased prior to July 1, 2020, 1.00% if shares are redeemed during the first year after the purchase and 0.50% if shares are redeemed during the second year after the purchase, for Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Strategic Income II Fund, Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund and Delaware Total Return Fund; (ii) for shares purchased on or after July 1, 2020, 1.00% if such shares are redeemed during the first 18 months after the purchase for Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Strategic Income II Fund, Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund and Delaware Total Return Fund; and (iii) 0.75% if such shares are redeemed during the first year after the purchase for Delaware Floating Rate II Fund, and Limited Duration Bond Fund, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

23.
Effective July 1, 2020, for all Funds other than Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, Delaware Strategic Income II Fund, Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free Oregon Fund, Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Investments Ultrashort Fund, and Delaware Limited-Term Diversified Income Fund, the following replaces the first paragraph in the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) for shares purchased prior to July 1, 2020, 1.00% if such shares are redeemed during the first year after the purchase; and 0.50% if such shares are redeemed during the second year after the purchase; and (ii) for shares purchased on or after July 1, 2020, 1.00% if such shares are redeemed during the first 18 months after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated May 29, 2020.